One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com MARK PERLOW mark.perlow@dechert.com +1 415 262 4530 Direct +1 415 262 4555 Fax

October 14, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:        Filing of Registration Statement on Form N-14 of Bragg Capital Trust (the “Registrant”)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Act”), for the Registrant.  This Form N-14 is being filed in connection with reorganization of the FPA Capital Fund, Inc. (the “Target Fund”) into the Queens Road Small Cap Value Fund (the “Acquiring Fund”), a series of the Registrant (the “Reorganization”). The Reorganization will involve: (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund of equal aggregate net asset value; (ii) the assumption by the Acquiring Fund of all the Target Fund’s liabilities; (iii) the distribution by the Target Fund of Institutional Class shares of the Acquiring Fund to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.

Pursuant to Rule 488 under the Act, it is intended that the Registration Statement will become effective on November 13, 2020.

No fee is required in connection with this filing.  Should you have any questions regarding this filing, please contact the undersigned at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

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